Condensed Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 137,663	$ 323,800	$ 271,877
Operating expenses:
General and administrative	(5,594)	(18,848)	(14,626)
Selling and marketing	(12,328)	(17,196)	(6,084)
Research and development	(9,343)	(13,541)	(11,613)
Total operating expenses	(31,098)	(50,191)	(32,323)
Other operating income	1,124	2,824	1,109
Income (loss) from operations	1,554	38,093	36,037
Change in fair value of the Put Option	(150)	(150)	(123)
Income before income taxes	3,790	39,229	38,116
Income taxes	(5,635)	(9,419)	(9,458)
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(69)	39,626	35,075
Research and development
Share based compensation expenses:
Share based compensation expenses	355	615
Selling and marketing
Share based compensation expenses:
Share based compensation expenses	198	344
General and administrative
Share based compensation expenses:
Share based compensation expenses	617	1,213	1
Parent Company
Net revenues
Operating expenses:
General and administrative	(655)	(1,242)	(177)
Selling and marketing	(198)	(344)
Research and development	(355)	(615)
Total operating expenses	(1,208)	(2,201)	(177)
Other operating income	124
Income (loss) from operations	(1,084)	(2,201)	(177)
Equity in earnings of subsidiaries	(2,060)	29,567	28,247
Change in fair value of the Put Option	(150)	(150)	(123)
Change in fair value of contingent acquisition consideration		(89)	(107)
Income before income taxes	(3,294)	27,127	27,840
Income taxes
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Other comprehensive income (loss), net of tax
Comprehensive income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(3,294)	27,127	27,840
Parent Company | Research and development
Share based compensation expenses:
Share based compensation expenses	617	1,213	1
Parent Company | Selling and marketing
Share based compensation expenses:
Share based compensation expenses	198	344
Parent Company | General and administrative
Share based compensation expenses:
Share based compensation expenses	$ 355	$ 615